Janus Henderson International Managed Volatility Fund

Schedule of Investments (unaudited)

March 31, 2020

Shares		Value
Common Stocks – 99.6%
Aerospace & Defense – 0.3%
BAE Systems PLC	15,746	$101,579
Elbit Systems Ltd	499	65,040
MTU Aero Engines AG	95	13,914
		180,533
Airlines – 0.4%
easyJet PLC	12,574	90,469
Qantas Airways Ltd	62,242	122,046
		212,515
Auto Components – 0.1%
Sumitomo Electric Industries Ltd	4,700	49,445
Automobiles – 0.2%
Toyota Motor Corp	1,900	114,399
Banks – 2.1%
Bank Hapoalim BM	10,448	62,818
Bank Leumi Le-Israel BM	87,092	481,612
BNP Paribas SA	1,416	42,674
Chiba Bank Ltd	10,600	46,378
Israel Discount Bank Ltd	16,706	49,487
Mediobanca Banca di Credito Finanziario SpA	6,355	35,026
Mizrahi Tefahot Bank Ltd	20,847	389,506
Societe Generale SA	7,806	131,279
		1,238,780
Beverages – 1.3%
Asahi Group Holdings Ltd	1,500	48,710
Carlsberg A/S	97	11,015
Coca-Cola Amatil Ltd	33,957	187,616
Coca-Cola European Partners PLC	8,196	307,596
Diageo PLC	6,248	200,067
Treasury Wine Estates Ltd	2,747	16,847
		771,851
Biotechnology – 1.3%
CSL Ltd	1,763	319,710
Galapagos NV*	1,040	206,303
Genmab A/S*	909	184,570
Grifols SA	1,707	58,125
		768,708
Building Products – 0.7%
Geberit AG	281	124,011
Kingspan Group PLC	4,407	235,901
LIXIL Group Corp	3,100	38,554
		398,466
Capital Markets – 1.3%
ASX Ltd	1,212	58,434
Daiwa Securities Group Inc	12,400	48,104
Deutsche Boerse AG	1,236	169,740
Hong Kong Exchanges & Clearing Ltd	2,700	81,087
Japan Exchange Group Inc	5,100	90,128
London Stock Exchange Group PLC	351	31,618
Nomura Holdings Inc	52,000	220,315
Partners Group Holding AG	89	61,585
		761,011
Chemicals – 4.2%
Air Liquide SA	1,277	163,637
Croda International PLC	1,225	64,769
Givaudan SA	172	533,495
Hitachi Chemical Co Ltd	7,200	306,975
Kansai Paint Co Ltd	19,200	366,159
Nippon Paint Holdings Co Ltd	13,300	701,226
Orica Ltd	5,002	46,911
Sika AG (REG)	534	88,390
Teijin Ltd	1,400	23,722
Umicore SA	4,288	149,907
		2,445,191
Commercial Services & Supplies – 1.6%
Dai Nippon Printing Co Ltd	2,200	46,864
Rentokil Initial PLC	4,792	22,994
Secom Co Ltd	6,300	523,870
Sohgo Security Services Co Ltd	2,200	107,198

Shares		Value
Common Stocks – (continued)
Commercial Services & Supplies – (continued)
Toppan Printing Co Ltd	14,500	$222,261
		923,187
Construction & Engineering – 0.7%
Ferrovial SA	6,569	157,698
Shimizu Corp	30,200	236,240
		393,938
Construction Materials – 0.6%
CRH PLC	1,607	43,793
James Hardie Industries PLC (CDI)	27,418	319,685
		363,478
Consumer Finance – 0.1%
Credit Saison Co Ltd	7,500	87,106
Containers & Packaging – 0.1%
Smurfit Kappa Group PLC	1,633	46,034
Diversified Financial Services – 0.3%
L E Lundbergforetagen AB	1,625	66,684
Mitsubishi UFJ Lease & Finance Co Ltd	18,600	91,480
		158,164
Diversified Telecommunication Services – 4.1%
Cellnex Telecom SA (144A)*	14,620	665,271
Elisa OYJ	12,115	752,603
HKT Trust & HKT Ltd	113,000	153,419
Nippon Telegraph & Telephone Corp	7,600	180,375
Proximus SADP	3,141	72,061
Spark New Zealand Ltd	104,376	254,333
Swisscom AG (REG)	347	187,148
Telefonica Deutschland Holding AG	43,910	109,100
Telstra Corp Ltd	12,586	24,014
		2,398,324
Electric Utilities – 10.0%
Chugoku Electric Power Co Inc	15,900	222,656
CLP Holdings Ltd	144,000	1,323,640
EDP - Energias de Portugal SA	13,925	55,939
Endesa SA	28,691	614,083
Enel SpA	143,555	998,929
Fortum Oyj*	1,521	22,358
HK Electric Investments & HK Electric Investments Ltd	104,000	99,887
Iberdrola SA	56,381	556,553
Orsted A/S (144A)	8,180	803,590
Power Assets Holdings Ltd	112,000	667,263
SSE PLC	15,021	242,367
Terna Rete Elettrica Nazionale SpA	42,215	267,444
		5,874,709
Electronic Equipment, Instruments & Components – 2.3%
Alps Alpine Co Ltd	2,800	27,136
Halma PLC	747	17,743
Hitachi High-Technologies Corp	4,800	356,337
Ingenico Group SA	2,024	215,057
Keyence Corp	200	64,552
Murata Manufacturing Co Ltd	4,400	222,737
Omron Corp	1,900	98,858
Shimadzu Corp	5,000	131,633
TDK Corp	2,900	224,437
		1,358,490
Entertainment – 0.4%
Nexon Co Ltd	5,100	83,431
Square Enix Holdings Co Ltd	3,500	156,436
		239,867
Equity Real Estate Investment Trusts (REITs) – 10.7%
CapitaLand Commercial Trust	13,200	14,224
Covivio	4,268	240,633
Daiwa House REIT Investment Corp	130	317,655
Gecina SA	1,033	136,999
Goodman Group	8,860	67,663
ICADE	1,995	158,085
Japan Prime Realty Investment Corp	25	75,093
Japan Real Estate Investment Corp	154	902,943
Japan Retail Fund Investment Corp	354	399,792
Klepierre SA	1,696	32,743
Link REIT	98,600	832,933
Mapletree Commercial Trust	68,900	88,813
Nippon Building Fund Inc	155	1,041,568
Nippon Prologis REIT Inc	205	516,528

Shares		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Nomura Real Estate Master Fund Inc	434	$547,758
Orix JREIT Inc	61	80,113
Segro PLC	32,789	310,007
Stockland	53,459	85,617
United Urban Investment Corp	438	434,653
		6,283,820
Food & Staples Retailing – 3.5%
Casino Guichard Perrachon SA	1,109	42,751
Coles Group Ltd	41,482	392,349
Jeronimo Martins SGPS SA	3,916	70,811
Koninklijke Ahold Delhaize NV	4,222	98,781
Lawson Inc	2,300	126,523
Seven & i Holdings Co Ltd	900	29,724
Sundrug Co Ltd	5,800	186,174
Tsuruha Holdings Inc	1,700	224,805
Welcia Holdings Co Ltd	3,200	225,329
Woolworths Group Ltd	30,909	675,142
		2,072,389
Food Products – 4.9%
Barry Callebaut AG (REG)	84	168,970
Calbee Inc	7,400	200,434
Chocoladefabriken Lindt & Spruengli AG (PC)	26	219,753
Chocoladefabriken Lindt & Spruengli AG (REG)	1	87,519
Danone SA	855	55,128
Kerry Group PLC	2,116	242,518
Mowi ASA	12,767	194,908
Nestle SA (REG)	9,260	954,808
Nissin Foods Holdings Co Ltd	1,200	100,169
Orkla ASA	28,781	246,682
Wilmar International Ltd	191,900	434,193
		2,905,082
Gas Utilities – 3.1%
Enagas SA	4,270	84,919
Hong Kong & China Gas Co Ltd	796,168	1,309,337
Snam SpA	87,968	406,180
		1,800,436
Health Care Equipment & Supplies – 3.2%
Asahi Intecc Co Ltd	1,300	32,186
BioMerieux	560	63,179
Carl Zeiss Meditec AG*	1,348	130,938
Coloplast A/S	1,618	235,489
Fisher & Paykel Healthcare Corp Ltd	16,211	293,770
Hoya Corp	1,600	136,113
Olympus Corp	16,000	230,951
Smith & Nephew PLC	12,634	224,144
Sonova Holding AG (REG)	2,050	370,253
Straumann Holding AG	198	147,624
		1,864,647
Health Care Providers & Services – 0.3%
Ryman Healthcare Ltd	22,371	137,446
Sonic Healthcare Ltd	3,204	47,968
		185,414
Health Care Technology – 0.8%
M3 Inc	16,600	490,626
Hotels, Restaurants & Leisure – 2.9%
Compass Group PLC	19,232	300,421
Flutter Entertainment PLC	1,565	141,834
GVC Holdings PLC	63,541	440,974
McDonald's Holdings Co Japan Ltd	5,200	234,874
Oriental Land Co Ltd/Japan	4,400	563,164
		1,681,267
Household Durables – 2.0%
Casio Computer Co Ltd	12,500	175,375
Persimmon PLC	2,340	55,404
Rinnai Corp	2,400	170,148
Sekisui House Ltd	40,600	671,063
Sony Corp	2,000	118,903
		1,190,893
Household Products – 0.1%
Unicharm Corp	1,600	60,084
Independent Power and Renewable Electricity Producers – 0.3%
Meridian Energy Ltd	64,373	152,243

Shares		Value
Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – (continued)
Uniper SE	1,840	$46,166
		198,409
Industrial Conglomerates – 0.4%
Keihan Holdings Co Ltd	5,600	249,323
Information Technology Services – 1.6%
Adyen NV (144A)*	313	264,828
Fujitsu Ltd	2,700	243,679
Itochu Techno-Solutions Corp	2,200	62,764
Nomura Research Institute Ltd	7,400	156,378
Obic Co Ltd	1,600	209,048
		936,697
Insurance – 4.0%
Ageas	3,706	154,165
Gjensidige Forsikring ASA*	1,626	27,867
Hannover Rueck SE	2,909	425,200
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,496	302,325
Poste Italiane SpA (144A)	11,208	94,915
Sony Financial Holdings Inc	3,200	54,096
Swiss Life Holding AG	1,680	572,227
Swiss Re AG	1,711	131,979
T&D Holdings Inc	5,600	45,727
Tokio Marine Holdings Inc	400	18,348
Zurich Insurance Group AG	1,463	519,521
		2,346,370
Interactive Media & Services – 0.4%
Kakaku.com Inc	4,000	73,417
LINE Corp*	2,400	115,982
Z Holdings Corp	20,200	64,984
		254,383
Internet & Direct Marketing Retail – 0.3%
Delivery Hero SE (144A)*	2,422	183,610
Leisure Products – 0%
Bandai Namco Holdings Inc	600	29,124
Life Sciences Tools & Services – 0.6%
Eurofins Scientific SE	337	167,011
QIAGEN NV*	1,937	78,586
Sartorius Stedim Biotech*	393	78,900
		324,497
Machinery – 1.5%
Alfa Laval AB	3,291	57,083
Alstom SA	3,827	160,119
Daifuku Co Ltd	1,100	69,725
Hino Motors Ltd	22,500	120,947
Hitachi Construction Machinery Co Ltd	3,100	62,706
Hoshizaki Corp	2,200	165,351
MinebeaMitsumi Inc	2,800	41,756
NGK Insulators Ltd	7,100	93,082
SMC Corp/Japan	300	128,079
		898,848
Media – 0.3%
Altice Europe NV*	41,581	160,691
Metals & Mining – 1.0%
Fortescue Metals Group Ltd	61,884	377,851
Hitachi Metals Ltd	12,800	134,802
Newcrest Mining Ltd	2,900	40,734
Rio Tinto Ltd	1,092	57,785
		611,172
Multiline Retail – 0.8%
J Front Retailing Co Ltd	5,000	41,542
Marui Group Co Ltd	12,100	203,143
Pan Pacific International Holdings Corp	5,700	108,257
Ryohin Keikaku Co Ltd	5,100	57,251
Wesfarmers Ltd	3,026	65,141
		475,334
Multi-Utilities – 1.4%
E.ON SE	6,325	66,499
National Grid PLC	31,527	369,424
RWE AG	4,415	118,152
Suez	8,777	89,401
Veolia Environnement SA	7,074	151,292
		794,768
Oil, Gas & Consumable Fuels – 0.6%
Caltex Australia Ltd	13,849	194,292

Shares		Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
Neste Oyj	4,430	$150,009
		344,301
Paper & Forest Products – 0.1%
UPM-Kymmene Oyj	2,654	73,131
Personal Products – 0.5%
Beiersdorf AG	246	25,024
Unilever NV	1,204	59,305
Unilever PLC	3,906	197,142
		281,471
Pharmaceuticals – 3.5%
Astellas Pharma Inc	5,000	77,412
AstraZeneca PLC	1,278	114,134
Chugai Pharmaceutical Co Ltd	4,300	497,800
Daiichi Sankyo Co Ltd	200	13,762
GlaxoSmithKline PLC	4,084	76,587
Hisamitsu Pharmaceutical Co Inc	1,600	74,610
Kyowa Kirin Co Ltd	10,700	239,952
Merck KGaA	459	47,582
Novo Nordisk A/S	2,836	171,130
Ono Pharmaceutical Co Ltd	9,400	216,405
Orion Oyj*	2,442	100,147
Otsuka Holdings Co Ltd	2,500	97,887
Recordati SpA	1,174	49,721
Roche Holding AG	646	210,111
Takeda Pharmaceutical Co Ltd	1,600	48,971
		2,036,211
Professional Services – 0.9%
Experian PLC	6,014	167,379
Randstad NV	1,138	40,196
Recruit Holdings Co Ltd	3,400	87,806
RELX PLC	3,122	66,911
Wolters Kluwer NV	2,240	159,220
		521,512
Real Estate Management & Development – 1.8%
Aroundtown SA	16,970	85,021
Azrieli Group Ltd	1,154	66,747
Deutsche Wohnen SE	1,916	73,186
Hulic Co Ltd	35,700	362,531
Lendlease Group	10,927	68,710
Swiss Prime Site AG (REG)	2,826	277,522
Tokyu Fudosan Holdings Corp	9,200	44,041
Vonovia SE	1,625	80,076
		1,057,834
Road & Rail – 3.3%
Hankyu Hanshin Holdings Inc	2,100	70,722
Keikyu Corp	1,900	32,014
Keisei Electric Railway Co Ltd	1,300	37,545
Kintetsu Group Holdings Co Ltd	15,900	737,194
Kyushu Railway Co	3,600	103,537
Nagoya Railroad Co Ltd	19,900	558,989
Tobu Railway Co Ltd	7,100	248,203
West Japan Railway Co	2,100	143,835
		1,932,039
Semiconductor & Semiconductor Equipment – 2.5%
Advantest Corp	15,500	621,713
ASM Pacific Technology Ltd	4,300	40,121
ASML Holding NV	451	119,825
NXP Semiconductors NV	632	52,412
Rohm Co Ltd	1,200	65,724
STMicroelectronics NV	6,960	151,434
SUMCO Corp	10,600	136,335
Tokyo Electron Ltd	1,500	282,098
		1,469,662
Software – 1.6%
AVEVA Group PLC	2,879	124,285
Dassault Systemes SE	434	64,343
Nice Ltd*	4,960	718,198
Oracle Corp Japan	300	26,195
		933,021
Specialty Retail – 1.4%
Fast Retailing Co Ltd	700	286,071
Hikari Tsushin Inc	300	50,340
JD Sports Fashion PLC	15,298	88,029

Shares		Value
Common Stocks – (continued)
Specialty Retail – (continued)
Nitori Holdings Co Ltd	2,100	$283,897
Yamada Denki Co Ltd*	21,400	85,461
		793,798
Technology Hardware, Storage & Peripherals – 0.1%
Ricoh Co Ltd	8,700	63,893
Textiles, Apparel & Luxury Goods – 0.9%
adidas AG	903	207,676
EssilorLuxottica SA	1,148	123,824
Hermes International	82	56,619
Puma SE	2,728	162,924
		551,043
Tobacco – 0.6%
British American Tobacco PLC	1,811	61,828
Swedish Match AB	4,707	269,485
		331,313
Trading Companies & Distributors – 0.7%
Ferguson PLC	930	58,140
ITOCHU Corp	14,900	309,190
MonotaRO Co Ltd	1,500	39,863
		407,193
Transportation Infrastructure – 1.6%
Getlink SE	672	8,120
Japan Airport Terminal Co Ltd	1,500	57,908
Sydney Airport	89,650	313,575
Transurban Group	77,399	569,218
		948,821
Water Utilities – 0.5%
Severn Trent PLC	6,830	192,590
United Utilities Group PLC	7,968	88,955
		281,545
Wireless Telecommunication Services – 2.8%
KDDI Corp	22,400	662,193
NTT DOCOMO Inc	29,400	924,323
Tele2 AB	3,559	47,868
Vodafone Group PLC	15,632	21,831
		1,656,215
Total Common Stocks (cost $60,064,661)		58,465,083
Preferred Stocks – 0.1%
Health Care Equipment & Supplies – 0.1%
Sartorius AG (cost $61,910)	257	62,796
Total Investments (total cost $60,126,571) – 99.7%		58,527,879
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		203,128
Net Assets – 100%		$58,731,007

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$23,568,401	40.3%
Switzerland	4,654,916	7.9
Hong Kong	4,507,687	7.7
Australia	4,051,308	6.9
United Kingdom	3,671,651	6.3
Germany	2,388,515	4.1
France	2,333,228	4.0
Spain	2,136,649	3.6
Italy	1,852,215	3.2
Israel	1,833,408	3.1
Denmark	1,405,794	2.4
Netherlands	1,262,854	2.2
Finland	1,098,248	1.9
New Zealand	837,792	1.4
Ireland	710,080	1.2
Belgium	582,436	1.0
Singapore	537,230	0.9
Norway	469,457	0.8
Sweden	441,120	0.8

Portugal	126,750	0.2
United States	58,140	0.1

Total	$58,527,879	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/20
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	$7,564	$118	$-	$-
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	3,967∆	-	-	-
Total Affiliated Investments - 0.0%	$11,531	$118	$-	$-

	Value at 6/30/19	Purchases	Sales Proceeds	Value at 3/31/20
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	-	21,467,200	(21,467,318)	-
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	2,235,123	2,983,564	(5,218,687)	-

Notes to Schedule of Investments (unaudited)

CDI	Clearing House Electronic Subregister System Depositary Interest
PC	Participation Certificate
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2020 is $2,012,214, which represents 3.4% of net assets.

*	Non-income producing security.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

ºº	Rate shown is the 7-day yield as of March 31, 2020.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Beverages	$307,596	$464,255	$-
Diversified Telecommunication Services	254,333	2,143,991	-
Health Care Equipment & Supplies	293,770	1,570,877	-
Health Care Providers & Services	137,446	47,968	-
Semiconductor & Semiconductor Equipment	52,412	1,417,250	-
All Other	-	51,775,185	-
Preferred Stocks	-	62,796	-
Total Assets	$1,045,557	$57,482,322	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.